Share-Based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Total expense recognized	$ 3,032	$ 5,486	$ 5,107
Total accrued cash distribution	$ 86	$ 552